Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net income (loss)	$ (110,780)	$ 282
Adjustments for:
Depreciation of property and equipment (Note 7)	3,153	884
Depreciation of right-of-use assets (Note 8)	3,308	2,513
Amortization of intangible assets (Note 9)	31,609	12,063
Amortization of development costs (Note 10)	1,281	1,370
Income tax expense (Note 11)	6,390	4,102
Income tax paid	(2,752)	(3,088)
Income tax refunds	1,197	478
Share-based compensation expense (Note 17(ii))	9,929	3,758
Interest on obligation on right-of-use assets (Note 8)	442	374
Unrealized foreign exchange gain (loss)	174	(1,012)
Goodwill Impairment (Note 12)	91,685
Accretion expense (Note 14)	798
Gain on lease modification (Note 8)	(105)
Loss on disposal of property and equipment (Note 7)	266	133
Gain on change in fair value of consideration payable (Note 14)	(2,254)	(4,167)
Changes in working capital
Trade receivables	1,555	(928)
Inventories	(5,190)	(1,094)
Contract assets	(2,198)	(800)
Other assets	(611)	(51)
Sales tax payable	(930)	726
Accounts payable and accrued liabilities	(3,234)	3,624
Provisions	(242)	(44)
Other non current liabilites	(81)	(8)
Contract liabilities	(2,353)	(598)
Net cash flow from operating activities	21,057	18,517
Investing activities
Purchase of property and equipment (Note 7)	(1,868)	(1,133)
Development costs (Note 10)	(3,237)	(1,551)
Business combinations, net of cash and cash equivalents acquired (Note 20)	(50,712)	(105,562)
Net cash flows used in investing activities	(55,817)	(108,246)
Financing activities
Proceeds from operating facility and loan (Note 15)	45,000	52,500
Repayments of operating facility and loan (Note 15)	(15,338)	(14,588)
Repayment of right-of-use lease obligation (Note 8)	(3,407)	(2,605)
Payment of consideration payable (Note 14)	(1,421)
Issuance of common shares through short form prospectus, net (Note 17(i))		56,295
Issuance of common shares for stock options exercised (Note 17(i))	532	228
Net cash flows from financing activities	25,366	91,830
(Decrease) increase in cash and cash equivalents	(9,394)	2,101
Cash and cash equivalents, beginning of the period	22,096	19,995
Cash and cash equivalents, end of the period	$ 12,702	$ 22,096